Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 25, 2015
Document Effective Date	Jun. 28, 2015
Prospectus Date	Jun. 28, 2015
Aurora Horizons Fund | Aurora Horizons Fund - Class A
Prospectus:
Trading Symbol	AHFAX
Aurora Horizons Fund | Aurora Horizons Fund - Class C
Prospectus:
Trading Symbol	AHFCX
Aurora Horizons Fund | Aurora Horizons Fund - Class Y
Prospectus:
Trading Symbol	AHFYX